Stock-Based Compensation	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation
7.	Stock-Based Compensation

2014 Stock Option Plan

On July 2, 2014, the Company’s stockholders approved the 2014 Stock Option and Incentive Plan (the “2014 Stock Option Plan”), which became effective upon the completion of the IPO. The 2014 Stock Option Plan provides for the grant of restricted stock awards, incentive stock options and non-statutory stock options. The 2014 Stock Option Plan replaced the Company’s 2011 Stock Option and Grant Plan (the “2011 Stock Option Plan”). The Company will grant no further stock options or other awards under the 2011 Stock Option Plan. Any options or awards outstanding under the 2011 Stock Option Plan remained outstanding and effective. As of December 31, 2014, the total number of shares reserved under all equity plans is 3,505,868, and the Company had 1,509,253 shares available for future issuance under such plans.

The 2014 Stock Option Plan provides for an annual increase, to be added on the first day of each fiscal year, by up to 4% of the Company’s issued and outstanding shares of common stock on the immediately preceding December 31.

2014 Employee Stock Purchase Plan

On July 2, 2014, the Company’s stockholders approved the 2014 Employee Stock Purchase Plan. A total of 282,000 shares of common stock were initially authorized for issuance under this plan. The 2014 Employee Stock Purchase Plan became effective upon the completion of the IPO. As of December 31, 2014, no shares have been issued under this plan.

Terms of restricted stock awards and stock option agreements, including vesting requirements, are determined by the Board of Directors, subject to the provisions of the applicable stock option plan. Options and restricted stock awards granted by the Company generally vest based on the grantee’s continued service with the Company during a specified period following grant. Awards generally vest ratably over four years, with a 25% cliff vesting at the one year anniversary for new employee awards. During 2013, the Company also granted a pool of option awards which vest ratably over one year. All awards are exercisable from the date of grant for a period of ten years.

The stock-based compensation expense recognized during the years ended December 31, 2014, 2013, and 2012 was as follows:

	Year Ended December 31,
	2014	2013	2012
Stock compensation expense:
Research and development	$1,093	$38	$—
General and administrative	1,419	23	—

	$2,512	$61	$—

During the year ended 2012, the Company did not record stock-based compensation expense as the amounts were inconsequential.

Prior to December 31, 2012, the estimated fair market value of the Company’s common stock was determined solely by the Board of Directors on the date of grant. From December 31, 2012 until its IPO, the Company secured a third-party valuation to assist the Board of Directors in the determination of the estimated fair market value of the Company’s common stock.

For stock option awards, the fair value of the options is estimated at the grant date using the Black-Scholes option-pricing model, taking into account the terms and conditions upon which options are granted. The fair value of the options is amortized on a straight-line basis over the requisite service period of the awards. The weighted average grant date fair value per share relating to outstanding stock options granted under the Company’s stock option plans during the years ended December 31, 2014 and 2013 was $14.33 and $0.38, respectively.

The fair value of each option granted to employees and directors during the years ended December 31, 2014, 2013, and 2012 under the Company’s stock option plans has been calculated on the date of grant using the following weighted average assumptions:

	Year Ended December 31,
	2014	2013	2012
Expected dividend yield	0.00%	0.00%	0.00%
Expected volatility	98.86%	99.89%	0.00%
Risk free interest rate	1.95%	1.66%	0.00%
Expected term	6.38 years	6.04 years	—

Expected dividend yield: The Company has not paid and does not anticipate paying any dividends in the foreseeable future.

Risk-free interest rate: The Company determined the risk-free interest rate by using a weighted average equivalent to the expected term based on the U.S. Treasury yield curve in effect as of the date of grant.

Expected volatility: As the Company has only been a public company since July 2014, there is not sufficient historical volatility for the expected term of the options. Therefore, the Company used an average historical share price volatility based on an analysis of reported data for a peer group of comparable companies.

Expected term (in years): Expected term represents the period that the Company’s share option grants are expected to be outstanding. As the Company has only been a public company since July 2014, there is not sufficient historical term data to calculate the expected term of the options. Therefore, the Company elected to utilize the “simplified” method to estimate the expected term of option grants issued to employees. Under this approach, the weighted average expected life is presumed to be the average of the vesting term and the contractual term of the option.

Forfeitures are estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from estimates. The Company estimates forfeitures based on historical termination behavior. For the years ended December 31, 2014, 2013 and 2012, a forfeiture rate of 10% was applied.

For options granted to nonemployees, the expected life of the option used is ten years, which is the contractual term of each such option. All other assumptions used to calculate the grant date fair value are generally consistent with the assumptions used for options granted to employees.

The table below summarizes activity related to stock options:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2011	—	$—	—	—

Granted	5,555	0.04
Exercised	(5,555)	0.04
Forfeited	—	—

Outstanding as of December 31, 2012	—	$—	—	—

Granted	1,206,655	0.51
Exercised	(3,174)	0.45
Forfeited	—	—

Outstanding as of December 31, 2013	1,203,481	$0.51	9.60	$1,038

Granted	942,513	14.34
Exercised	(87,476)	0.46
Forfeited	(61,903)	1.36

Outstanding as of December 31, 2014	1,996,615	$7.01	8.98	$59,362

Vested or expected to vest as of December 31, 2014	1,782,257	$6.61	8.96	$53,670

Exercisable as of December 31, 2014	383,032	$0.82	8.66	$13,705

As of December 31, 2014, the Company had unrecognized stock-based compensation expense related to its unvested stock option awards of $9,705, which is expected to be recognized over the remaining weighted average vesting period of 3.24 years. The total fair value of shares vested for the years ended December 31, 2014, 2013 and 2012 was $988, $9, and $1, respectively. During the year ended December 31, 2014, stock option exercises resulted in proceeds of $40, and during the years ended December 31, 2013 and 2012 stock option exercises resulted in the proceeds of less than $1. The intrinsic value of stock options exercised during the year ended December 31, 2014 was $2,446 and the intrinsic value of stock options exercised during the years ended December 31, 2013 and 2012 was zero.

Restricted Stock Awards

During the years ended December 31, 2014, 2013 and 2012, the Company granted restricted stock awards to certain officers, employees, directors, and consultants of the Company. During the years ended December 31, 2014 and 2013, the Company recorded $213 and $11, respectively, of stock-based compensation expense related to its restricted stock. There was no stock-based compensation expense for the year ended December 31, 2012. The table below summarizes activity relating to restricted stock:

	Shares	Weighted Average Grant Date Fair Value Per Share
Outstanding as of December 31, 2011	613,086	—

Issued	561,104	$0.04
Vested	(709,158)	—
Forfeited	—	—
Repurchased	(102,777)	—

Outstanding as of December 31, 2012	362,255

Issued	130,158	$0.45
Vested	(176,695)	—
Forfeited	—	—
Repurchased	—	—

Outstanding as of December 31, 2013	315,718
Issued	—	—
Vested	(138,108)	—
Forfeited	—	—
Repurchased	(6,778)	—

Outstanding as of December 31, 2014	170,832

As of December 31, 2014, the Company had unrecognized stock-based compensation expense related to its unvested restricted stock awards of $340, which is expected to be recognized over the remaining weighted average vesting period of 1.15 years.

During the year ended December 31, 2014, no shares of restricted stock were issued. During the years ended December 31, 2013, and 2012, current and former employees of the Company purchased a total of 130,158 and 561,104 shares of restricted stock, respectively, resulting in the proceeds of $50 and $19, respectively.

Unvested shares are subject to repurchase by the Company, at the issuance price, upon the employee’s termination at the Company’s sole discretion. In 2012, the Company repurchased 102,777 shares of restricted common stock issued to employees with a value of $3 in conjunction with the employees’ termination from the Company, and in the year ended December 31, 2014, the Company repurchased 6,778 shares of restricted common stock issued to employees at their $0.04 original purchase price per share.